Schedule of provisions (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021	Jan. 01, 2020
IfrsStatementLineItems [Line Items]
Provisions, ending	$ 3,981,000	$ 3,668,000
Noncurrent liabilities member
IfrsStatementLineItems [Line Items]
Provisions, ending	3,981	3,668	$ 3,668	$ 4,237
Increases	1,832	1,097
Decreases		(158)
Provisions, ending	(1,519,000)	(1,195,000)
Result from exposure to inflation for the year		(313)
Current liabilities member
IfrsStatementLineItems [Line Items]
Provisions, ending	537	540	$ 540	$ 439
Increases	519	246
Decreases	(301)	(18)
Provisions, ending	$ (221,000)	(127,000)
Result from exposure to inflation for the year